Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) - Capital Commitments - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term Purchase Commitment [Line Items]
Capital Commitments	$ 93,408	$ 103,468	$ 112,044	$ 158,246
Contractual Obligations, Less than One Year	10,152	10,275	17,202	40,421
Contractual Obligations, One to Three Years	71,736	65,008	18,725	27,987
Contractual Obligations, Three to Five Years	11,520	19,465	65,755	62,041
Contractual Obligations, More than Five Years	$ 0	$ 8,720	$ 10,362	$ 27,797